Note 16 - Share-based Compensation	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
16.	SHARE-BASED COMPENSATION

The Company has an equity compensation program (the "Program") which provides for the granting of "Incentive Stock Options" within the meaning of Section 422 of the Code, non-qualified stock options and restricted stock awards. The Company believes that such awards better align the interests of its employees with those of its shareholders. The 2020 Equity Compensation Plan provides for the issuance of 1.0 million shares of the Company's Class B common stock. At December 31, 2025, 356,889 shares remained available for future issuance under the 2020 Equity Compensation Plan.

The Company records compensation expense in its consolidated statements of operations related to employee stock-based options and awards. The aggregate pretax compensation cost recognized for stock-based compensation amounted to approximately $6.8 million, $3.7 million and $3.5 million for 2025, 2024 and 2023, respectively, and related solely to restricted stock awards. The Company did not use any cash to settle any equity instruments granted under share-based arrangements during 2025 and 2024. At December 31, 2025 and 2024, the only instruments issued and outstanding under the Program related to restricted stock awards.

Restricted Stock Awards

The Company provides common stock awards to certain officers, directors and key employees. The Company grants these awards, at its discretion, from the shares available under the Program. Unless otherwise provided at the date of grant or unless subsequently accelerated, effective January 1, 2024, shares awarded are typically earned in one-third increments on the first, second and third anniversaries of the award and are distributed provided the employee has remained employed by the Company through such anniversary date; otherwise the unearned shares are forfeited. Prior to January 1, 2024, shares awarded were typically earned in 25% increments on the second, third, fourth and fifth anniversaries of the award. The market value of these shares at the date of award is recorded as compensation expense on the straight-line method over the applicable vesting period from the respective award dates utilizing an estimated annual forfeiture rate of 5%. During 2025, 2024 and 2023, the Company issued 128,462 shares, 57,960 shares and 10,000 shares of the Company's Class B common stock, respectively, under a restricted stock plan to various officers, directors and employees.

Performance Stock Units (PSUs)

In 2025, the Company began granting performance stock units (“PSUs”) to certain associates as part of its long-term incentive compensation program. During the year ended December 31, 2025, a total of 18,012 PSUs were granted.

The PSUs granted in 2025 are subject to both a service condition and a market performance condition, each measured over a three-year performance period. The actual number of shares earned at the end of the performance period may range from 0% to 200% of the target award, depending on the degree to which the specified market performance conditions are achieved, as set forth in the applicable PSU agreements.

The grant-date fair value of the PSUs granted in 2025 was $103.50 per unit, as determined using a Monte Carlo simulation model to incorporate the market performance conditions. The valuation utilized the following key assumptions: grant date closing price of $73.91, 2.595-year interpolated risk-free rate of 3.93%, and historical volatility of 51.83% over the simulation period. The model also incorporated peer group correlations and payout factors based on the Company’s Total Shareholder Return relative to 38 comparator companies over the performance period.

During the year ended December 31, 2025, the Company recognized stock-based compensation expense related to PSUs of $0.4 million. There was no stock-based compensation expense related to PSUs recognized during the years ended December 31, 2024 or December 31, 2023. Compensation expense for PSUs is recognized on a straight-line basis over the requisite service period, based on the estimated number of units expected to vest.

A summary of the restricted stock activity under the Program for the year ended  December 31, 2025 is presented below:

Restricted Stock Awards	Shares	Weighted Average Award Price	Weighted Average Remaining Contractual Term (In Years)
Outstanding at January 1, 2025	389,110	$34.31	2.6
Granted	128,462	76.66
Vested	(151,620)	30.42
Forfeited	(11,587)	39.49
Outstanding at December 31, 2025	354,365	$51.16	1.9

As of December 31, 2025, there was $12.3 million of total pretax unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the restricted stock award plan. That cost is expected to be recognized over a period of 2.2 years. This expense is recorded in cost of sales, R&D and SG&A expense based upon the employment classification of the award recipients.

The Company's policy in 2025 was to issue new shares to satisfy restricted stock awards. Currently the Company believes that the majority of its restricted stock awards will vest.